Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	1 Months Ended	3 Months Ended			12 Months Ended
	Oct. 31, 2018	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Research and Development Expense, Total			$ 1,331,000	$ 686,000	$ 2,137,000	$ 8,722,000
Impairment of Long-Lived Assets Held-for-use			0		0	0
Restricted Cash, Total			255,000		55,000	55,000
Payments of Dividends, Total			0
Grant Reimbursements			94,000
Gain (Loss) on Extinguishment of Debt, Total			11,000
Operating Lease, Liability, Total					180,000
Operating Lease, Right-of-Use Asset			165,000
Accounting Standards Update 2016-02 [Member]
Operating Lease, Liability, Total							$ 227,000
Lessee, Operating Lease, Liability, Payments, Due, Total							$ 239,000
Lessee, Operating Lease, Discount Rate							9.41%
Operating Lease, Right-of-Use Asset							$ 227,000
Modified March 2018 and Modified September 2018 Notes [Member]
Gain (Loss) on Extinguishment of Debt, Total	$ 11,000
Embedded Derivative, Fair Value of Embedded Derivative Asset			0		0
Embedded Derivative, Fair Value of Embedded Derivative Liability			0		0
Research and Development Expense [Member] | Subsequent Event [Member]
Collaboration Initiation Payment		$ 75,000
Money Market Funds [Member]
Restricted Cash, Total			200,000
Letter of Credit 1 [Member]
Restricted Cash, Total			$ 55,000		55,000	55,000
Minimum [Member]
Property, Plant and Equipment, Useful Life			3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life			5 years
Grants Receivable					5,700,000
Clinical Study, Premier Research International LLC and CRF Health, Inc. [Member]
Research and Development Expense, Total					95,000	6,200,000
Clinical Study, PRA Health, CRF Health, Inc., Premier Research International LLC, ICON Central Laboratories, and Almac Clinical Services [Member]
Research and Development Expense, Total			$ 667,000	$ 0	$ 185,000	$ 0
Accounts Payable 1 [Member] | Supplier Concentration Risk [Member] | Vendor 1 [Member]
Concentration Risk, Percentage			37.00%		52.00%	56.00%
Accounts Payable 1 [Member] | Supplier Concentration Risk [Member] | Vendor 2 [Member]
Concentration Risk, Percentage			31.00%		26.00%	31.00%
Accounts Payable 1 [Member] | Supplier Concentration Risk [Member] | Vendor 3 [Member]
Concentration Risk, Percentage			14.00%		15.00%
Accounts Payable 1 [Member] | Supplier Concentration Risk [Member] | Two of the Three Vendors Supporting Clinical Study Activities [Member]
Concentration Risk, Percentage			51.00%		67.00%
Accounts Payable 1 [Member] | Supplier Concentration Risk [Member] | One of the Two Vendors Supporting Manufacturing Activities [Member]
Concentration Risk, Percentage						56.00%